Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Hotel	Dec. 31, 2023 USD ($) Hotel	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | Hotel	17	17
Property, plant and equipment	$ 146	$ 153	$ 157
US
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99	107
EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		10
Right-of-use assets [member] | EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge		$ 2
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	$ 3		$ 3